Restructuring Charges (Tables)	12 Months Ended
Mar. 31, 2011
Restructuring Charges
Components and Related Amounts of Restructuring Charges

	Yen (millions)
	2011	2010	2009
Special and one-time termination benefits	5,653	24,191	21,517
Loss on fixed assets	104	963	1,410

	5,757	25,154	22,927

Analysis of Accrued Special and One-time Termination Benefits

	Yen (millions)
	2011	2010	2009
Balance at beginning of the year	8,170	7,543	8,952
New charges	5,653	24,191	21,517
Cash payments	(10,374)	(23,548)	(22,449)
Foreign currency exchange rate changes	(91)	(16)	(477)

Balance at end of the year	3,358	8,170	7,543